Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Estimated useful lives are as follows:
Category	Estimated useful lives
Vehicle	5 years
Office and electric equipment	3 years
Leasehold improvement	5 years

Schedule of Disaggregation of Revenue

The following tables illustrates the disaggregation of revenue by revenue stream for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
Business consulting service	$-	$112,250	$321,716
IT customization	129,861	337,438	1,155,229
(i) IT consulting	114,367	52,308	571,592
(ii) Management software	15,494	285,130	583,637
Platform services	31,064	15,747	6,164
Total revenues	$160,925	$465,435	$1,483,109

The following tables illustrates the disaggregation of revenue by timing of revenue recognition for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
Point in time	$99,508	$180,305	$899,472
Over time	61,417	285,130	583,637
Total	$160,925	$465,435	$1,483,109

Schedule of Translation of Foreign Currencies Exchange Rates	Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:
	As of December 31,
	2025	2024	2023
Balance sheet items, except for equity accounts	1.2859	1.3662	1.3193

	For the years ended December 31,
	2025	2024	2023
Items in the statements of operations and comprehensive loss, and statements of cash flow	1.3065	1.3363	1.3428